Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.4%)
	Fastenal Co.	21,293	1,226
	UFP Industries Inc.	11,187	1,167
	Ecolab Inc.	5,565	1,023
	Mueller Industries Inc.	11,178	863
	Olin Corp.	12,792	742
	Reliance Steel & Aluminum Co.	1,804	514
	CF Industries Holdings Inc.	5,728	441
	Boise Cascade Co.	3,973	435
	Steel Dynamics Inc.	3,747	399
	Olympic Steel Inc.	5,969	319
	Nucor Corp.	1,746	301
	Innospec Inc.	2,622	282
	Sylvamo Corp.	5,797	242
	Ryerson Holding Corp.	4,437	138
*	Clearwater Paper Corp.	3,243	124
	Hawkins Inc.	1,925	120
			8,336
Consumer Discretionary (20.0%)
	Walmart Inc.	30,887	5,023
	TJX Cos. Inc.	40,429	3,739
	Estee Lauder Cos. Inc. Class A	21,613	3,470
	NIKE Inc. Class B	24,955	2,538
	Costco Wholesale Corp.	4,139	2,273
*	Airbnb Inc. Class A	15,618	2,055
*	Booking Holdings Inc.	566	1,757
	Best Buy Co. Inc.	20,630	1,577
	Pool Corp.	3,933	1,438
*	YETI Holdings Inc.	27,321	1,365
*	Lululemon Athletica Inc.	3,325	1,268
	eBay Inc.	28,072	1,257
	Target Corp.	9,121	1,154
	Genuine Parts Co.	6,412	986
	Tapestry Inc.	28,794	959
*	Expedia Group Inc.	8,364	907
*	Grand Canyon Education Inc.	6,425	753
*	Ulta Beauty Inc.	1,756	729
*	Coupang Inc.	36,357	690
*	Abercrombie & Fitch Co. Class A	11,993	645
	Steven Madden Ltd.	17,959	620
	American Eagle Outfitters Inc.	34,351	583
	Oxford Industries Inc.	5,746	580
	Perdoceo Education Corp.	34,693	575

		Shares	Market Value ($000)
	Macy's Inc.	41,821	511
*	Deckers Outdoor Corp.	960	508
*	ODP Corp.	10,190	503
	Lennar Corp. Class B	4,666	498
*	MasterCraft Boat Holdings Inc.	21,039	458
	Rollins Inc.	11,528	456
	John Wiley & Sons Inc. Class A	10,578	393
*	Skyline Champion Corp.	5,423	386
	Build-A-Bear Workshop Inc.	13,747	362
*	CarParts.com Inc.	72,688	351
	Ralph Lauren Corp.	2,971	346
	Monarch Casino & Resort Inc.	5,090	343
*	Thryv Holdings Inc.	16,513	337
	HNI Corp.	10,202	334
	Movado Group Inc.	12,083	330
	PriceSmart Inc.	4,010	319
*	Cavco Industries Inc.	1,092	305
*	elf Beauty Inc.	2,187	303
*	Mattel Inc.	12,947	287
*	NVR Inc.	45	287
	Ross Stores Inc.	2,310	281
*	Coursera Inc.	15,613	272
*	Knowles Corp.	15,817	254
*	Duolingo Inc.	1,664	245
	Buckle Inc.	5,618	205
	Scholastic Corp.	4,633	201
	Murphy USA Inc.	545	173
	Aaron's Co. Inc.	13,350	161
	Dick's Sporting Goods Inc.	1,378	160
	Acushnet Holdings Corp.	2,574	151
*	Destination XL Group Inc.	31,945	146
	Upbound Group Inc.	4,577	140
	Matthews International Corp. Class A	2,995	126
*	1-800-Flowers.com Inc. Class A	15,811	119
*	Malibu Boats Inc. Class A	2,388	116
*	Under Armour Inc. Class A	14,034	107
*	Zumiez Inc.	5,420	103
*	Solo Brands Inc. Class A	18,306	102
*	Hovnanian Enterprises Inc. Class A	840	100
*	Amazon.com Inc.	702	97
	Caleres Inc.	3,322	95
*	TripAdvisor Inc.	5,525	83
	LKQ Corp.	1,372	72
	Columbia Sportswear Co.	883	65
	Electronic Arts Inc.	542	65
*	Liquidity Services Inc.	3,375	62
	Signet Jewelers Ltd.	758	57
*	Duluth Holdings Inc. Class B	8,281	53
	Ethan Allen Interiors Inc.	1,602	50
	La-Z-Boy Inc.	1,547	48
*	Fossil Group Inc.	22,132	47
			48,514
Consumer Staples (7.2%)
	Kimberly-Clark Corp.	34,383	4,430
	PepsiCo Inc.	18,391	3,272
	Kroger Co.	31,935	1,482
	Procter & Gamble Co.	5,570	860
	Cencora Inc.	3,752	660

		Shares	Market Value ($000)
	Casey's General Stores Inc.	2,207	540
	John B Sanfilippo & Son Inc.	4,805	482
	Hershey Co.	2,146	461
*	Vita Coco Co. Inc.	15,918	450
	Coca-Cola Consolidated Inc.	637	445
	Medifast Inc.	5,220	440
	Coca-Cola Co.	7,242	433
*	Boston Beer Co. Inc. Class A	1,151	421
	Cal-Maine Foods Inc.	8,252	394
	Lancaster Colony Corp.	2,357	389
*	National Beverage Corp.	7,494	385
*	United Natural Foods Inc.	17,675	356
*	USANA Health Sciences Inc.	5,388	347
	Flowers Foods Inc.	14,191	334
*	Monster Beverage Corp.	4,553	261
	Weis Markets Inc.	3,546	230
	SpartanNash Co.	10,027	218
	Ingles Markets Inc. Class A	1,611	126
	Nu Skin Enterprises Inc. Class A	4,020	96
			17,512
Energy (8.6%)
	EOG Resources Inc.	22,782	2,930
	ConocoPhillips	21,515	2,561
	Occidental Petroleum Corp.	32,066	2,013
	Exxon Mobil Corp.	14,049	1,562
	ChampionX Corp.	33,794	1,220
	Texas Pacific Land Corp.	560	1,055
	Marathon Petroleum Corp.	5,856	836
	PBF Energy Inc. Class A	14,840	696
*	Enphase Energy Inc.	5,407	684
	Range Resources Corp.	19,781	641
	Coterra Energy Inc.	21,290	600
	CONSOL Energy Inc.	6,448	555
*	Southwestern Energy Co.	77,072	523
	Alpha Metallurgical Resources Inc.	2,579	523
*	ProPetro Holding Corp.	52,024	502
*	Gulfport Energy Corp.	4,130	487
	SM Energy Co.	9,600	406
	Warrior Met Coal Inc.	9,918	392
	Patterson-UTI Energy Inc.	23,642	334
	EQT Corp.	6,347	274
	Magnolia Oil & Gas Corp. Class A	11,491	262
	Valero Energy Corp.	1,633	212
	Ovintiv Inc. (XNYS)	4,363	205
	SunCoke Energy Inc.	21,156	197
*	Par Pacific Holdings Inc.	5,639	194
	Civitas Resources Inc.	2,340	192
	Arch Resources Inc.	1,196	156
*	DMC Global Inc.	4,749	114
*	Oceaneering International Inc.	4,937	113
*	NOW Inc.	9,364	105
*	Weatherford International plc	1,127	100
*	Array Technologies Inc.	3,204	80
	RPC Inc.	5,736	46
			20,770
Financials (12.5%)
	American International Group Inc.	42,583	2,492

		Shares	Market Value ($000)
	Equitable Holdings Inc.	52,995	1,526
	Ameriprise Financial Inc.	3,573	1,206
	Principal Financial Group Inc.	15,158	1,178
	Popular Inc.	16,827	1,149
	First BanCorp (XNYS)	71,888	996
	Discover Financial Services	9,387	845
	OFG Bancorp	27,237	821
	Primerica Inc.	4,062	816
	Charles Schwab Corp.	12,944	766
	Evercore Inc. Class A	5,259	737
	BankUnited Inc.	27,729	728
	Pathward Financial Inc.	14,685	724
	SLM Corp.	42,530	606
	State Street Corp.	8,709	599
	Jackson Financial Inc. Class A	15,687	590
	WSFS Financial Corp.	14,873	584
	Aon plc Class A (XNYS)	1,745	582
	Fidelity National Financial Inc.	13,130	544
*	Customers Bancorp Inc.	15,400	541
	Berkshire Hills Bancorp Inc.	25,744	538
*	Bancorp Inc.	13,819	507
	PJT Partners Inc. Class A	6,296	497
	Apollo Global Management Inc.	5,650	493
*	Brighthouse Financial Inc.	9,913	492
	CNO Financial Group Inc.	20,389	477
*	Triumph Financial Inc.	7,171	461
	City Holding Co.	4,990	456
	Central Pacific Financial Corp.	26,231	445
	Cathay General Bancorp	12,169	434
	Ally Financial Inc.	15,010	416
	Banc of California Inc.	30,410	381
	Federated Hermes Inc.	9,947	346
	Brightsphere Investment Group Inc.	15,210	315
	1st Source Corp.	7,004	313
	OneMain Holdings Inc.	7,494	311
	Oppenheimer Holdings Inc. Class A	8,037	306
	Virtus Investment Partners Inc.	1,403	291
	SEI Investments Co.	4,640	288
	First Financial Corp.	6,258	230
	Radian Group Inc.	8,033	218
	Moody's Corp.	627	211
	MGIC Investment Corp.	11,863	209
*	Mr Cooper Group Inc.	3,620	205
*	NMI Holdings Inc. Class A	7,033	201
	Dime Community Bancshares Inc.	9,348	199
	Zions Bancorp NA	5,317	189
	Eagle Bancorp Inc.	7,805	188
	BOK Financial Corp.	2,254	187
	Southside Bancshares Inc.	6,024	181
	WesBanco Inc.	7,008	178
	First Citizens BancShares Inc. Class A	122	166
	Bank of NT Butterfield & Son Ltd.	5,202	151
	First Interstate BancSystem Inc. Class A	5,769	149
	Trustmark Corp.	6,193	143
*	Open Lending Corp. Class A	16,844	139
	Westamerica BanCorp	3,055	135
	Navient Corp.	6,808	120
	Hanmi Financial Corp.	6,241	108

		Shares	Market Value ($000)
	Affiliated Managers Group Inc.	740	99
	PennyMac Financial Services Inc.	1,302	93
*	Avantax Inc.	4,195	88
	Lakeland Financial Corp.	1,586	83
	HarborOne Bancorp Inc.	7,805	78
	Regional Management Corp.	2,408	66
	Amalgamated Financial Corp.	3,632	65
	Tompkins Financial Corp.	1,223	63
	Artisan Partners Asset Management Inc. Class A	1,593	61
	Preferred Bank	959	60
	Washington Trust Bancorp Inc.	2,043	57
*	Enova International Inc.	1,050	53
	Cohen & Steers Inc.	780	51
	Peapack-Gladstone Financial Corp.	1,772	48
	Kearny Financial Corp.	5,819	43
			30,312
Health Care (9.4%)
	Gilead Sciences Inc.	36,953	2,826
	Bristol-Myers Squibb Co.	44,785	2,761
	Eli Lilly & Co.	2,942	1,630
	AbbVie Inc.	10,564	1,553
*	Edwards Lifesciences Corp.	17,768	1,359
*	Intuitive Surgical Inc.	3,863	1,208
*	Vertex Pharmaceuticals Inc.	3,364	1,172
	Chemed Corp.	2,092	1,070
	Merck & Co. Inc.	9,706	1,058
	Humana Inc.	1,773	818
*	Biogen Inc.	2,989	799
	Johnson & Johnson	4,894	791
*	Lantheus Holdings Inc.	9,856	675
*	Medpace Holdings Inc.	2,170	587
*	CorVel Corp.	2,612	565
*	Molina Healthcare Inc.	1,766	548
*	Henry Schein Inc.	4,329	331
	Bruker Corp.	4,599	302
*	Align Technology Inc.	778	288
*	Incyte Corp.	4,237	273
	Patterson Cos. Inc.	8,952	269
*	Corcept Therapeutics Inc.	7,736	253
*	Hologic Inc.	3,236	242
*	Shockwave Medical Inc.	735	162
*	Haemonetics Corp.	1,694	152
*	Alkermes plc	5,163	151
*	ACADIA Pharmaceuticals Inc.	5,484	148
*	Tactile Systems Technology Inc.	6,876	130
*	Catalyst Pharmaceuticals Inc.	8,775	123
*	AtriCure Inc.	2,644	119
*	Zimvie Inc.	10,080	119
*	OraSure Technologies Inc.	15,492	100
*	Joint Corp.	6,812	63
	iRadimed Corp.	1,092	51
*	Maravai LifeSciences Holdings Inc. Class A	4,504	47
			22,743
Industrials (17.6%)
	Cintas Corp.	5,607	2,827
	Paychex Inc.	19,773	2,417
	MSC Industrial Direct Co. Inc. Class A	18,524	1,891

		Shares	Market Value ($000)
	Automatic Data Processing Inc.	7,253	1,847
	Accenture plc Class A	5,100	1,651
	American Express Co.	9,545	1,508
*	Builders FirstSource Inc.	9,094	1,319
	Acuity Brands Inc.	8,136	1,312
	Landstar System Inc.	6,843	1,299
	Donaldson Co. Inc.	19,071	1,218
	Caterpillar Inc.	3,848	1,082
	Robert Half Inc.	12,698	939
	Visa Inc. Class A	3,348	823
*	Trex Co. Inc.	11,133	795
	Expeditors International of Washington Inc.	6,724	785
	Synchrony Financial	24,118	779
	Insperity Inc.	7,216	731
*	AMN Healthcare Services Inc.	8,141	719
	Fortune Brands Innovations Inc.	9,943	686
	Jack Henry & Associates Inc.	3,949	619
	Watts Water Technologies Inc. Class A	3,076	581
	Mastercard Inc. Class A	1,348	556
	EMCOR Group Inc.	2,424	544
	A O Smith Corp.	7,505	544
*	BlueLinx Holdings Inc.	6,001	536
	Badger Meter Inc.	3,181	528
	WW Grainger Inc.	718	513
	Apogee Enterprises Inc.	9,715	490
	Barrett Business Services Inc.	5,095	487
*	Donnelley Financial Solutions Inc.	9,740	480
	ManpowerGroup Inc.	5,898	465
	Enerpac Tool Group Corp.	17,517	459
*	GMS Inc.	6,506	451
	Old Dominion Freight Line Inc.	1,030	440
	Advanced Drainage Systems Inc.	3,386	434
	Toro Co.	4,224	432
	Kforce Inc.	6,869	430
*	Franklin Covey Co.	9,498	405
	Crane NXT Co.	6,558	389
*	Teekay Corp.	54,082	347
*	XPO Inc.	4,540	339
*	MYR Group Inc.	2,329	331
	Lincoln Electric Holdings Inc.	1,658	319
	Graco Inc.	3,953	312
*	LegalZoom.Com Inc.	26,931	307
	Resources Connection Inc.	19,507	303
*	Proto Labs Inc.	10,139	299
	Brady Corp. Class A	5,834	294
	Kadant Inc.	1,305	287
	Allison Transmission Holdings Inc.	4,664	282
*	TrueBlue Inc.	18,127	274
	Comfort Systems USA Inc.	1,248	230
	Owens Corning	1,497	215
	Ardmore Shipping Corp.	17,024	212
*	FleetCor Technologies Inc.	775	211
*	Hudson Technologies Inc.	16,408	198
	RPM International Inc.	1,967	196
*	Manitowoc Co. Inc.	11,159	189
*	Cross Country Healthcare Inc.	7,273	187
	CRA International Inc.	1,688	183
	Encore Wire Corp.	1,058	174

		Shares	Market Value ($000)
	Crane Co.	1,876	171
	Myers Industries Inc.	8,535	161
	Covenant Logistics Group Inc.	3,249	160
	Snap-on Inc.	589	158
	Shyft Group Inc.	9,970	156
*	Atkore Inc.	991	153
*	Beacon Roofing Supply Inc.	1,873	150
	Insteel Industries Inc.	4,237	147
	Standex International Corp.	933	143
*	ExlService Holdings Inc.	4,115	120
	Watsco Inc.	305	111
	Wabash National Corp.	4,544	102
	Kelly Services Inc. Class A	5,121	95
	Tennant Co.	1,151	95
*	Forrester Research Inc.	2,924	90
	REV Group Inc.	6,165	84
	Forward Air Corp.	1,165	83
	Ennis Inc.	3,475	74
*	Keysight Technologies Inc.	549	73
	Nordson Corp.	286	70
*	TriNet Group Inc.	620	69
	Universal Logistics Holdings Inc.	2,182	59
*	Titan International Inc.	4,338	55
	Simpson Manufacturing Co. Inc.	327	52
	Napco Security Technologies Inc.	1,505	37
			42,768
Real Estate (0.0%)
*	Anywhere Real Estate Inc.	16,152	106
Technology (19.4%)
*	Adobe Inc.	7,445	4,164
	Apple Inc.	21,406	4,022
*	Autodesk Inc.	16,640	3,693
	Lam Research Corp.	4,698	3,300
	KLA Corp.	6,188	3,106
	Microchip Technology Inc.	32,576	2,666
*	Cadence Design Systems Inc.	10,209	2,455
	Teradyne Inc.	14,859	1,603
	Applied Materials Inc.	8,315	1,270
*	Palo Alto Networks Inc.	4,818	1,172
*	Qualys Inc.	7,432	1,157
*	Manhattan Associates Inc.	5,201	1,054
	QUALCOMM Inc.	8,053	922
*	ON Semiconductor Corp.	8,644	851
*	Teradata Corp.	18,075	836
*	Pure Storage Inc. Class A	19,510	714
*	Smartsheet Inc. Class A	15,765	658
*	Photronics Inc.	27,093	644
*	Axcelis Technologies Inc.	3,341	642
*	Fortinet Inc.	10,291	620
*	Gartner Inc.	1,713	599
*	Cirrus Logic Inc.	7,075	580
*	Super Micro Computer Inc.	2,032	559
*	Alphabet Inc. Class A	4,041	550
*	MaxLinear Inc.	23,405	550
	Vertiv Holdings Co.	13,821	544
*	Lattice Semiconductor Corp.	5,435	529
	Hackett Group Inc.	22,329	526

		Shares	Market Value ($000)
*	CommVault Systems Inc.	6,883	470
*	F5 Inc.	2,778	455
	NetApp Inc.	5,643	433
*	Cargurus Inc.	23,573	427
	A10 Networks Inc.	27,184	405
*	Pinterest Inc. Class A	13,452	370
*	Synopsys Inc.	700	321
*	Yelp Inc.	7,437	319
	Texas Instruments Inc.	1,834	308
*	Synaptics Inc.	3,503	307
*	Atlassian Corp. Ltd. Class A	1,470	300
*	Appfolio Inc. Class A	1,465	282
	Paycom Software Inc.	820	242
	PC Connection Inc.	4,305	229
	Amdocs Ltd.	2,513	224
	Concentrix Corp.	2,711	216
	Vishay Intertechnology Inc.	7,455	205
	Monolithic Power Systems Inc.	388	202
	CTS Corp.	3,889	174
	CSG Systems International Inc.	3,146	171
*	Cohu Inc.	4,443	166
*	OneSpan Inc.	11,960	146
*	Kyndryl Holdings Inc.	8,253	139
	Microsoft Corp.	416	136
	Adeia Inc.	10,247	103
*	IAC Inc.	1,695	94
*	EPAM Systems Inc.	341	88
*	Allegro MicroSystems Inc.	1,683	64
	Dolby Laboratories Inc. Class A	628	53
*,1	Yandex NV Class A	1,459	—
			47,035
Telecommunications (1.4%)
	Cisco Systems Inc.	42,414	2,432
*	Extreme Networks Inc.	19,025	522
*	IDT Corp. Class B	15,125	354
*	Arista Networks Inc.	748	146
*	Lumen Technologies Inc.	32,749	52
			3,506
Total Common Stocks (Cost $218,153)			241,602
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 5.384% (Cost $1,023)	10,228	1,023
Total Investments (99.9%) (Cost $219,176)			242,625
Other Assets and Liabilities—Net (0.1%)			158
Net Assets (100%)			242,783
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	3	677	15
Micro E-mini S&P 500 Index	September 2023	16	361	8
				23
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	241,602	—	—	241,602
Temporary Cash Investments	1,023	—	—	1,023
Total	242,625	—	—	242,625
Derivative Financial Instruments
Assets
Futures Contracts[1]	23	—	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.